CONSOLIDATED STATEMENT OF CASH FLOWS £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 GBP (£)
Cash used in operating activities:
Loss before taxation	£ (25,203)	£ (5,973)	£ (9,004)
Finance income	(7,018)	(1,841)	(45)
Finance expense	2,465	794	73
Share-based payment charge	2,919	577	399
Decrease / (increase) in prepayments and other receivables	(161)	(1,809)	59
Increase in trade and other payables	5,363	1,068	1,274
Depreciation of property, plant and equipment	7	10	10
Loss on disposal of property, plant and equipment	0	3	0
Loss on disposal of intangible assets	0	0	135
Amortization of intangible assets	116	52	43
Cash used in operating activities	(21,512)	(7,119)	(7,056)
Cash inflow from taxation	816	1,533	700
Net cash used in operating activities	(20,696)	(5,586)	(6,356)
Cash flow from investing activities:
Interest received	128	87	51
Purchase of plant and equipment	(9)	(13)	(1)
Payment for patents and computer software	(208)	(115)	(142)
Transfer to short term investments	(54,465)	0	0
Maturity of short term investments	5,085	0	0
Net cash used in investing activities	(49,469)	(41)	(92)
Cash flow from financing activities:
Gross proceeds from issue of shares and warrants	0	44,750	0
Gross proceeds from the April 2017 Global Offering	70,032	0
Transaction costs on issue of shares and warrants	0	(2,910)	0
Transaction costs on April 2017 Global Offering	(6,786)	(636)	0
Net cash generated from financing activities	63,246	41,204	0
Net (decrease) / increase in cash and cash equivalents	(6,919)	35,577	(6,448)
Cash and cash equivalents at the beginning of the year	39,785	3,524	9,968
Effect of exchange rates on cash and cash equivalents	(1,423)	684	4
Cash and cash equivalents at the end of the period	£ 31,443	£ 39,785	£ 3,524